SUPPLEMENT TO THE
FIDELITY ADVISOR FUNDS INSTITUTIONAL CLASS PROSPECTUS
DATED JUNE 30, 1995
EFFECTIVE JANUARY 1, 1996, CERTAIN OF THE FUNDS' NAMES HAVE BEEN CHANGED:
ADVISOR EQUITY PORTFOLIO GROWTH HAS BEEN RENAMED ADVISOR EQUITY GROWTH FUND, ADVISOR LIMITED TERM BOND FUND HAS BEEN RENAMED ADVISOR INTERMEDIATE BOND FUND, ADVISOR LIMITED TERM TAX-EXEMPT FUND HAS BEEN RENAMED ADVISOR INTERMEDIATE MUNICIPAL INCOME FUND, AND ADVISOR SHORT-INTERMEDIATE TAX-EXEMPT FUND HAS BEEN RENAMED ADVISOR SHORT-INTERMEDIATE MUNICIPAL INCOME FUND. SEE BELOW FOR INFORMATION ON RELATED CHANGES TO THESE FUNDS' INVESTMENT POLICIES
THE FOLLOWING INFORMATION SUPPLEMENTS THE FIRST PARAGRAPH FOLLOWING THE EXPENSE TABLE EXAMPLE IN THE "KEY FACTS" SECTION, ON PAGE 6.
Effective October 30, 1995, FMR has voluntarily agreed to reimburse the Institutional Class of certain funds to the extent that total operating expenses as a percentage of their respective average net assets exceed the following rates: 1.25% for Income & Growth; 1.75% for Global Resources; and 1.75% for Overseas.
THE FOLLOWING INFORMATION UPDATES THE DISCUSSION OF PORTFOLIO MANAGERS IN THE "FMR AND ITS AFFILIATES" SECTION, ON PAGES 17 AND 18.
John H. Carlson is lead manager of Advisor Strategic Income, which he has managed since August 1995, and is manager of the fund's emerging market investments. Effective January 1, 1996, Margaret Eagle is manager of the fund's high yield investments, Kevin Grant is manager of the fund's domestic investment grade and U.S. Government investments, and Jonathan Kelly is manager of the fund's foreign bond investments in developed markets.
Kevin Grant is vice president and manager of Advisor Intermediate Bond, which he has managed since October 1995, and is manager of Advisor Strategic Income's domestic investment grade and U.S. Government investments effective January 1, 1996. He also manages Spartan Ginnie Mae, Ginnie Mae, and Mortgage Securities. Previously, he was vice president and chief strategist for mortgage-backed securities at Morgan Stanley and an investment director at Aetna Bond Investors. Mr. Grant joined Fidelity in 1993.
Jonathan Kelly is manager of Advisor Strategic Income's foreign bond investments in developed markets effective January 1, 1996. He also manages Global Bond. Previously, he managed Advisor Emerging Markets Income, and New Markets Income. Mr. Kelly joined Fidelity in 1991, after receiving his M.B.A. from the Wharton School at the University of Pennsylvania. Mr. Kelly worked in the money management field prior to business school.
Norman Lind is vice president and manager of Advisor Short-Intermediate Municipal Income, which he has managed since October 1995. He also manages Advisor New York Municipal Income, New York Tax-Free Insured, New York Tax-Free High Yield, Spartan New York Municipal High Yield, Spartan Intermediate Municipal, Spartan Short-Intermediate Municipal, and Spartan New York Intermediate Municipal. Previously, he served as the leader of the municipal bond research group. Mr. Lind joined Fidelity in 1986.
Tanya M. Roy is manager of Advisor High Income Municipal, which she has managed since August 1995. She also manages Aggressive Tax-Free and Spartan Aggressive Municipal. Previously, she managed Municipal Bond and was a municipal bond analyst. Ms. Roy joined Fidelity in 1989.
PLEASE NOTE: THE NEXT SEVEN CHANGES TO THE PROSPECTUS UPDATE INFORMATION IN THE "INVESTMENT PRINCIPLES AND RISKS" SECTION, BEGINNING ON PAGE 19.
THE FOLLOWING INFORMATION REPLACES THE FIFTH PARAGRAPH OF THE "INVESTMENT PRINCIPLES AND RISKS" SECTION.
If you are subject to the federal alternative minimum tax, you should note that each of High Income Municipal, Intermediate Municipal Income, and Short-Intermediate Municipal Income may invest up to 100% of its assets in municipal securities issued to finance private activities. The interest from these investments is a tax-preference item for purposes of the tax. THE FOLLOWING INFORMATION REPLACES THE THIRD PARAGRAPH UNDER THE HEADING "LIMITED TERM BOND FUND."
Although Intermediate Bond can invest in securities of any maturity, the fund maintains a dollar-weighted average maturity of between three and ten years under normal conditions. In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated final maturity.
THE FOLLOWING INFORMATION REPLACES THE LAST SENTENCE OF THE THIRD PARAGRAPH UNDER THE HEADING "HIGH INCOME MUNICIPAL FUND."
Although the fund can invest in securities of any maturity, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to municipal bonds of comparable quality with maturities between 15 and 20 years.
THE FOLLOWING INFORMATION REPLACES THE LAST SENTENCE OF THE SECOND PARAGRAPH UNDER THE HEADING "LIMITED TERM TAX-EXEMPT FUND."
Intermediate Municipal Income may, under normal conditions, invest up to 100% of its assets in municipal securities subject to the federal alternative minimum tax.
THE FOLLOWING INFORMATION REPLACES THE THIRD PARAGRAPH UNDER THE HEADING "LIMITED TERM TAX-EXEMPT FUND."
Although the fund can invest in securities of any maturity, the fund maintains a dollar-weighted average maturity of between three and ten years under normal conditions. FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to municipal bonds with maturities between seven and ten years.
THE FOLLOWING INFORMATION REPLACES THE THIRD SENTENCE OF THE SECOND PARAGRAPH UNDER THE HEADING "SHORT-INTERMEDIATE TAX-EXEMPT FUND." Short-Intermediate Municipal Income may, under normal conditions, invest up to 100% of its assets in municipal securities subject to the federal alternative minimum tax.
THE FOLLOWING INFORMATION REPLACES THE THIRD PARAGRAPH UNDER THE HEADING "SHORT-INTERMEDIATE TAX-EXEMPT FUND."
Although Short-Intermediate Municipal Income can invest in securities of any maturity, the fund maintains a dollar-weighted average maturity of between two and five years under normal conditions.
THE FOLLOWING INFORMATION REPLACES THE FIFTH PARAGRAPH UNDER THE HEADING "OTHER EXPENSES" IN THE "BREAKDOWN OF EXPENSES" SECTION, ON PAGE 29.
Each fund has adopted a DISTRIBUTION AND SERVICE PLAN on behalf of Institutional Class. Each Plan recognizes that FMR may use its resources, including management fees, to pay expenses associated with the sale of Institutional Class shares. This may include payments to third parties, such as banks or broker-dealers, that provide shareholder support services or engage in the sale of the funds' Institutional Class shares. The Board of Trustees of each fund has authorized such payments.
THE FOLLOWING INFORMATION SUPPLEMENTS DISCUSSIONS OF INVESTING THROUGH AN INVESTMENT PROFESSIONAL IN THE "TYPES OF ACCOUNTS" SECTION, BEGINNING ON PAGE 30.
Your Investment Professional (including broker-dealers) may charge you a transaction fee with respect to the purchase and sale of fund shares.
THE FOLLOWING INFORMATION SUPPLEMENTS THE MINIMUM INVESTMENTS CHART IN THE "HOW TO BUY SHARES"SECTION, ON PAGE 31.
For Fidelity Advisor retirement accounts:
To Open an Account $500
To Add to an Account $100
Minimum Balance  None
THE FOLLOWING INFORMATION REPLACES THE SEVENTH PARAGRAPH UNDER THE HEADING "TAXES ON DISTRIBUTIONS" IN THE "DIVIDENDS, CAPITAL GAINS, AND TAXES" SECTION, BEGINNING ON PAGE 34.
The interest from some municipal securities is subject to the federal alternative minimum tax. Each of High Income Municipal, Intermediate Municipal Income, and Short-Intermediate Municipal Income may invest up to 100% of its assets in these securities. Individuals who are subject to the tax must report this interest on their tax returns.
 (PAGE 2 OF 2)
SUPPLEMENT TO THE
FIDELITY ADVISOR FUNDS CLASS A AND CLASS B PROSPECTUS
DATED JUNE 30, 1995
EFFECTIVE JANUARY 1, 1996, CERTAIN OF THE FUNDS' NAMES HAVE BEEN CHANGED:
ADVISOR EQUITY PORTFOLIO GROWTH HAS BEEN RENAMED ADVISOR EQUITY GROWTH FUND, ADVISOR LIMITED TERM BOND FUND HAS BEEN RENAMED ADVISOR INTERMEDIATE BOND FUND, ADVISOR LIMITED TERM TAX-EXEMPT FUND HAS BEEN RENAMED ADVISOR INTERMEDIATE MUNICIPAL INCOME FUND, AND ADVISOR SHORT-INTERMEDIATE TAX-EXEMPT FUND HAS BEEN RENAMED ADVISOR SHORT-INTERMEDIATE MUNICIPAL INCOME FUND. SEE BELOW FOR INFORMATION ON RELATED CHANGES TO THESE FUNDS' INVESTMENT POLICIES.
EFFECTIVE JANUARY 1, 1996, CERTAIN OF THE FUNDS' FRONT-END SALES CHARGES AND CONTINGENT DEFERRED SALES CHARGES HAVE BEEN REDUCED. IN ADDITION, CERTAIN OF THE FUNDS' CONTINGENT DEFERRED SALES CHARGE SCHEDULES HAVE BEEN SHORTENED.
THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION IN THE "EXPENSES" SECTION, BEGINNING ON PAGE 3.
EXPENSES
SHAREHOLDER TRANSACTION EXPENSES are charges you pay when you buy, sell, exchange, or hold shares of a fund. Lower front-end sales charges may be available with purchases of $50,000 or more. See "Transaction Details" for an explanation of how and when these charges apply.
A contingent deferred sales charge (CDSC) is imposed only if you redeem Class B shares within three years of purchase for Intermediate Bond and Intermediate Municipal Income or within five years of purchase for all other funds. See "Transaction Details" for information about the CDSC.


















      Clas         Clas
      s A          s B


Maximum sales charge on purchases of:                                                                           3.50         None
Overseas, Equity Growth, Global Resources, Growth Opportunities, Strategic Opportunities, Equity Income, and    %
Income & Growth (the Equity Funds) (as a % of offering price)

Maximum sales charge on purchases of:                                                                           3.50         None
Emerging Markets Income, High Yield, Strategic Income, Government Investment, and High Income Municipal         %
(the Bond Funds) (as a % of offering price)

Maximum sales charge on purchases of:                                                                           2.75         None
Intermediate Bond and Intermediate Municipal Income (the Intermediate-Term Bond Funds) (as a % of offering      %
price)



Maximum sales charge on purchases of:                                                                         1.50         None
Short Fixed-Income and Short-Intermediate Municipal Income (the Short-Term Bond Funds) (as a % of offering    %
price)




Maximum CDSC for all funds that offer Class B shares (except the Intermediate-Term Bond Funds) (as a % of the    None         4.00%

lesser of original purchase price or redemption proceeds)                                                                     [A]




Maximum CDSC for the Intermediate-Term Bond Funds (as a % of the lesser of original purchase price or            None         3.00%

redemption proceeds)                                                                                                          [B]





Maximum sales charge on    None         None
reinvested distributions

Redemption fee   None         None


Exchange fee                                                 None          None

Annual account maintenance fee (for accounts under $2,500)   $12.0         $12.0
                                                             0             0


[A] DECLINES OVER FIVE YEARS FROM 4.00% TO 0% .
[B] DECLINES OVER THREE YEARS FROM 3.00% TO 0% .
THE FOLLOWING TABLES REPLACE CORRESPONDING TABLES FOUND ON PAGES 5, 6, 7, 8, AND 9. SEE THE CURRENT PROSPECTUS FOR EXISTING EXPLANATION OF THE FUNDS' ANNUAL OPERATING EXPENSES.
ANNUAL OPERATING EXPENSES
The following table shows projections based on estimated or historical expenses, adjusted for current fees, of each class of each fund and are calculated as a percentage of average net assets of the applicable class of each fund.
 ...EQUITY FUNDS

                          Operating Expenses                        Class A   Class B

OVERSEAS                  Management fee                            0.80      0.80
                                                                    %         %

                          12b-1 fee (including 0.25% Shareholder    0.50      1.00
                          Service Fee for Class B shares)           %         %

                          Other expenses                            0.67      0.53%[
                                                                    %         A]

                          Total operating expenses                  1.97      2.33
                                                                    %         %

EQUITY GROWTH             Management fee                            0.62%[    *
                                                                    B]

                          12b-1 fee  (Distribution fee)             0.50      *
                                                                    %

                          Other expenses                            0.41%[C   *
                                                                    ]

                          Total operating expenses                  1.53      *
                                                                    %

GLOBAL RESOURCES          Management fee                            0.77      0.77
                                                                    %         %

                          12b-1 fee (including 0.25% Shareholder    0.50      1.00
                          Service Fee for Class B shares)           %         %

                          Other expenses                            0.65%[    0.53%[A
                                                                    C]        ]

                          Total operating expenses                  1.92      2.30
                                                                    %         %

GROWTH OPPORTUNITIES      Management fee                            0.69      *
                                                                    %

                          12b-1 fee  (Distribution fee)             0.50      *
                                                                    %

                          Other expenses                            0.28%[    *
                                                                    C]

                          Total operating expenses                  1.47      *
                                                                    %

STRATEGIC OPPORTUNITIES   Management fee                            0.67      0.67
                                                                    %         %

                          12b-1 fee (including 0.25% Shareholder    0.50      1.00
                          Service Fee for Class B shares)           %         %

                          Other expenses                            0.47%[    0.47%[
                                                                    D]        A]

                          Total operating expenses                  1.64      2.14
                                                                    %         %

EQUITY INCOME             Management fee                            0.50      0.50
                                                                    %         %

                          12b-1 fee (including 0.25% Shareholder    0.50      1.00
                          Service Fee for Class B shares)           %         %

                          Other expenses                            0.49%[    0.49%[
                                                                    C]        A]

                          Total operating expenses                  1.49      1.99
                                                                    %         %

INCOME & GROWTH           Management fee                            0.52      *
                                                                    %

                          12b-1 fee (Distribution fee)              0.50      *
                                                                    %

                          Other expenses                            0.41%[    *
                                                                    C]

                          Total fund operating expenses             1.43      *
                                                                    %


* FUND DOES NOT OFFER CLASS B SHARES.
[A] PROJECTION BASED ON ESTIMATED EXPENSES.
[B] EFFECTIVE AUGUST 1, 1994, FMR VOLUNTARILY AGREED TO IMPLEMENT AN 0.03% MANAGEMENT FEE REDUCTION FOR EQUITY GROWTH. IF THIS AGREEMENT WERE NOT IN EFFECT, THE MANAGEMENT FEE WOULD HAVE BEEN 0.65%.
[C] A PORTION OF THE BROKERAGE COMMISSIONS THAT THE FUNDS PAID WAS USED TO REDUCE OTHER EXPENSES. WITHOUT THIS REDUCTION, OTHER EXPENSES FOR CLASS A WOULD HAVE BEEN 0.42% (EQUITY GROWTH); 0.68% (GLOBAL RESOURCES); 0.29% (GROWTH OPPORTUNITIES); 0.52% (EQUITY INCOME); AND 0.42% (INCOME & GROWTH). [D] INCLUDES THE EFFECT OF ANNUALIZING FEES VOLUNTARILY REIMBURSED BY FMR.
 (PAGE 2 OF 9)
 ...TAXABLE INCOME
      Operating Expenses   Class A   Class B


EMERGING MARKETS INCOME   Management fee                            0.70     0.70
                                                                    %        %

                          12b-1 fee (including 0.25% Shareholder             0.90
                          Service Fee for Class B shares)           0.25     %
                                                                    %

                          Other expenses (after reimbursement)      0.55%[   0.55%[
                                                                    A]       A]

                          Total operating expenses                  1.50     2.15
                                                                    %        %

HIGH YIELD                Management fee                            0.60     0.60
                                                                    %        %

                          12b-1 fee (including 0.25% Shareholder    0.25     0.90
                          Service Fee for Class B shares)           %        %

                          Other expenses                            0.35     0.50%[
                                                                    %        A]

                          Total operating expenses                  1.20     2.00
                                                                    %        %

STRATEGIC INCOME          Management fee                            0.61     0.61
                                                                    %        %

                          12b-1 fee (including 0.25% Shareholder    0.25     0.90
                          Service Fee for Class B shares)           %        %

                          Other expenses (after reimbursement)      0.49%[   0.49%[
                                                                    A]       A]

                          Total operating expenses                  1.35     2.00
                                                                    %        %

GOVERNMENT INVESTMENT     Management fee                            0.46     0.46
                                                                    %        %

                          12b-1 fee (including 0.25% Shareholder    0.25     0.90
                          Service Fee for Class B shares)           %        %

                          Other expenses (after reimbursement)      0.29     0.29%[
                                                                    %        A]

                          Total operating expenses                  1.00     1.65
                                                                    %        %

INTERMEDIATE BOND         Management fee                            0.46     0.46
                                                                    %        %

                          12b-1 fee (including 0.25% Shareholder    0.25     0.90
                          Service Fee for Class B shares)           %        %

                          Other expenses (after reimbursement)      0.29     0.29%[
                                                                    %        A]

                          Total operating expenses                  1.00     1.65
                                                                    %        %

SHORT FIXED-INCOME        Management fee                            0.46     *
                                                                    %

                          12b-1 fee (Distribution fee)              0.15     *
                                                                    %

                          Other expenses                            0.36     *
                                                                    %

                          Total operating expenses                  0.97     *
                                                                    %


 ...MUNICIPAL
      Operating Expenses   Class A   Class B


HIGH INCOME MUNICIPAL                 Management fee                            0.41   0.41
                                                                                %      %

                                      12b-1 fee (including 0.25% Shareholder    0.25   0.90
                                      Service Fee for Class B shares)           %      %

                                      Other expenses (after reimbursement-      0.23     0.34%
                                      Class B)                                  %      [A]

                                      Total operating expenses                  0.89   1.65
                                                                                %      %

INTERMEDIATE MUNICIPAL INCOME         Management fee                            0.41   0.41
                                                                                %      %

                                      12b-1 fee (including 0.25% Shareholder    0.25   0.90
                                      Service Fee for Class B shares)           %      %

                                      Other expenses (after reimbursement)      0.34   0.34%[
                                                                                %      A]

                                      Total operating expenses                  1.00   1.65
                                                                                %      %

SHORT-INTERMEDIATE MUNICIPAL INCOME   Management fee                            0.41   *
                                                                                %

                                      12b-1 fee  (Distribution fee)             0.15   *
                                                                                %

                                      Other expenses (after reimbursement)      0.34   *
                                                                                %

                                      Total operating expenses                  0.90   *
                                                                                %


* FUND DOES NOT OFFER CLASS B SHARES.
[A] PROJECTION BASED ON ESTIMATED EXPENSES.

 (PAGE 3 OF 9)
EXPENSE TABLE EXAMPLE: You would pay the following expenses, including the maximum front-end sales charge or CDSC, as applicable, on a $1,000 investment, assuming a 5% annual return and either (1) full redemption or
(2) no redemption, at the end of each time period:
 ...EQUITY FUNDS
                                         Examples

                                         Class A    Class B    Class B
                                         (1)        (1)        (2)

OVERSEAS                  After 1 year   $54        $64[A]     $24

                          After 3        $95        $103[A]    $73
                          years

                          After 5        $138       $135[A]    $125
                          years

                          After 10       $257       $250       $250
                          years[B]

EQUITY GROWTH             After 1 year   $50        *          *

                          After 3        $82        *          *
                          years

                          After 5        $115       *          *
                          years

                          After 10       $211       *          *
                          years

GLOBAL RESOURCES          After 1 year   $54        $63[A]     $23

                          After 3        $93        $102[A]    $72
                          years

                          After 5        $135       $133[A]    $123
                          years

                          After 10       $251       $245       $245
                          years[B]

GROWTH OPPORTUNITIES      After 1 year   $49        *          *

                          After 3        $80        *          *
                          years

                          After 5        $112       *          *
                          years

                          After 10       $205       *          *
                          years

STRATEGIC OPPORTUNITIES   After 1 year   $51        $62[A]     $22

                          After 3        $85        $97[A]     $67
                          years

                          After 5        $121       $125[A]    $115
                          years

                          After 10       $223       $223       $223
                          years[B]

EQUITY INCOME             After 1 year   $50        $60[A]     $20

                          After 3        $80        $92[A]     $62
                          years

                          After 5        $113       $117[A]    $107
                          years

                          After 10       $207       $207       $207
                          years[B]

INCOME & GROWTH           After 1 year   $49        *          *

                          After 3        $79        *          *
                          years

                          After 5        $110       *          *
                          years

                          After 10       $200       *          *
                          years

* FUND DOES NOT OFFER CLASS B SHARES.
[A] REFLECTS DEDUCTION OF APPLICABLE CDSC.
[B] REFLECTS CONVERSION TO CLASS A SHARES AFTER SIX YEARS.

 (PAGE 4 OF 9)
 ...TAXABLE INCOME
                                         Examples

                                         Class A    Class B    Class B
                                         (1)        (1)        (2)

EMERGING MARKETS INCOME   After 1 year   $50        $62[A]     $22

                          After 3        $81        $97[A]     $67
                          years

                          After 5        $114       $125[A]    $115
                          years

                          After 10       $208       $217       $217
                          years[B]

HIGH YIELD                After 1 year   $47        $60[A]     $20

                          After 3        $72        $93[A]     $63
                          years

                          After 5        $99        $118[A]    $108
                          years

                          After 10       $175       $193       $193
                          years[B]

STRATEGIC INCOME        After 1 year   $48    $60[A]    $20

                        After 3        $76    $93[A]    $63
                        years

                        After 5        $106   $118[A]   $108
                        years

                        After 10       $192   $201      $201
                        years[B]

GOVERNMENT INVESTMENT   After 1 year   $45    $57[A]    $17

                        After 3        $66    $82[A]    $52
                        years

                        After 5        $88    $100[A]   $90
                        years

                        After 10       $153   $162      $162
                        years[B]

INTERMEDIATE BOND       After 1 year   $37    $47[A]    $17

                        After 3        $58    $62[A]    $52
                        years

                        After 5        $81    $82       $82
                        years[C]

                        After 10       $147   $148      $148
                        years[C]

SHORT FIXED-INCOME      After 1 year   $25    *         *

                        After 3        $45    *         *
                        years

                        After 5        $68    *         *
                        years

                        After 10       $132   *         *
                        years

* FUND DOES NOT OFFER CLASS B SHARES.
[A] REFLECTS DEDUCTION OF APPLICABLE CDSC.
[B] REFLECTS CONVERSION TO CLASS A SHARES AFTER SIX YEARS.
[C] REFLECTS CONVERSION TO CLASS A SHARES AFTER FOUR YEARS.

 (PAGE 5 OF 9)
 ...MUNICIPAL
            Examples

            Class A    Class B    Class B
            (1)        (1)        (2)

HIGH INCOME MUNICIPAL                 After 1 year   $44    $57[A]    $17

                                      After 3        $62    $82[A]    $52
                                      years

                                      After 5        $83    $100[A]   $90
                                      years

                                      After 10       $141   $157      $157
                                      years[B]

INTERMEDIATE MUNICIPAL INCOME         After 1 year   $37    $47[A]    $17

                                      After 3        $58    $62[A]    $52
                                      years

                                      After 5        $81    $82       $82
                                      years[C]

                                      After 10       $147   $148      $148
                                      years[C]

SHORT-INTERMEDIATE MUNICIPAL INCOME   After 1 year   $24    *         *

                                      After 3        $43    *         *
                                      years

                                      After 5        $64    *         *
                                      years

                                      After 10       $124   *         *
                                      years

* FUND DOES NOT OFFER CLASS B SHARES.
[A] REFLECTS DEDUCTION OF APPLICABLE CDSC.
[B] REFLECTS CONVERSION TO CLASS A SHARES AFTER SIX YEARS.
[C] REFLECTS CONVERSION TO CLASS A SHARES AFTER FOUR YEARS.


THESE EXAMPLES ILLUSTRATE THE EFFECT OF EXPENSES, BUT ARE NOT MEANT TO SUGGEST ACTUAL OR EXPECTED COSTS OR RETURNS, ALL OF WHICH MAY VARY.
FMR has voluntarily agreed to reimburse Class A and Class B of certain funds to the extent that total operating expenses as a percentage of their respective average net assets exceed the following rates:
      Class    Effectiv   Class B   Effectiv
      A        e                    e
               Date                 Date

Overseas                               2.25%   1/1/96      2.75%   10/30/95

Global Resources                       2.25%   1/1/96      2.75%   10/30/95

Income & Growth                        1.75%   1/1/96       *        *

Emerging Markets Income                1.50%   3/10/94     2.15%   1/1/96

High Yield                             1.35%   7/1/95      2.00%   1/1/96

Strategic Income                       1.35%   10/31/94    2.00%   1/1/96

Government Investment                  1.00%   7/1/95      1.65%   1/1/96

Intermediate Bond                      1.00%   7/1/95      1.65%   1/1/96

Short Fixed-Income                     1.00%   7/1/95       *        *

High Income Municipal                  1.00%   7/1/95      1.65%   1/1/96

Intermediate Municipal Income          1.00%   7/1/95      1.65%   1/1/96

Short-Intermediate Municipal Income    0.90%   7/1/95       *        *

* FUND DOES NOT OFFER CLASS B SHARES.
If these agreements were not in effect, other expenses as a percentage of average net assets would have been the following amounts:
 (PAGE 6 OF 9)
      Other Expenses

      Class            Class B
      A

Emerging Markets Income [A]                1.20%     0.90%

High Yield [A]                                n/a    0.60%

Strategic Income [A]                       1.64%     0.89%

Government Investment                      0.76%     1.16%[
                                                    A]

Intermediate Bond                          0.43%     1.00%[
                                                    A]

High Income Municipal[A]                      n/a    0.68%

Intermediate Municipal Income              0.38%     0.95%[
                                                    A]

Short-Intermediate Municipal Income [A]    0.98%          n/a

[A] ANNUALIZED.
Interest, taxes, brokerage commissions, or extraordinary expenses are not included in these expense limitations.
THE FOLLOWING INFORMATION UPDATES THE DISCUSSION OF PORTFOLIO MANAGERS IN THE "FMR AND ITS AFFILIATES" SECTION, ON PAGES 20 AND 21.
John H. Carlson is lead manager of Advisor Strategic Income, which he has managed since August 1995, and is manager of the fund's emerging market investments. Effective January 1, 1996, Margaret Eagle is manager of the fund's high yield investments, Kevin Grant is manager of the fund's domestic investment grade and U.S. Government investments, and Jonathan Kelly is manager of the fund's foreign bond investments in developed markets.
Kevin Grant is vice president and manager of Advisor Intermediate Bond, which he has managed since October 1995, and is manager of Advisor Strategic Income's domestic investment grade and U.S. Government investments effective January 1, 1996. He also manages Spartan Ginnie Mae, Ginnie Mae, and Mortgage Securities. Previously, he was vice president and chief strategist for mortgage-backed securities at Morgan Stanley and an investment director at Aetna Bond Investors. Mr. Grant joined Fidelity in 1993.
Jonathan Kelly is manager of Advisor Strategic Income's foreign bond investments in developed markets effective January 1, 1996. He also manages Global Bond. Previously, he managed Advisor Emerging Markets Income and New Markets Income. Mr. Kelly joined Fidelity in 1991, after receiving his M.B.A. from the Wharton School at the University of Pennsylvania. Mr. Kelly worked in the money management field prior to business school.
Norman Lind is vice president and manager of Advisor Short-Intermediate Municipal Income, which he has managed since October 1995. He also manages Advisor New York Municipal Income, New York Tax-Free Insured, New York Tax-Free High Yield, Spartan New York Municipal High Yield, Spartan Intermediate Municipal, Spartan Short-Intermediate Municipal, and Spartan New York Intermediate Municipal. Previously, he served as the leader of the municipal bond research group. Mr. Lind joined Fidelity in 1986.
Tanya M. Roy is manager of Advisor High Income Municipal, which she has managed since August 1995. She also manages Aggressive Tax-Free and Spartan Aggressive Municipal. Previously, she managed Municipal Bond and was a municipal bond analyst. Ms. Roy joined Fidelity in 1989.
PLEASE NOTE: THE NEXT SEVEN CHANGES TO THE PROSPECTUS UPDATE INFORMATION IN THE "INVESTMENT PRINCIPLES AND RISKS" SECTION, BEGINNING ON PAGE 22.
 THE FOLLOWING INFORMATION REPLACES THE FIFTH PARAGRAPH OF THE "INVESTMENT PRINCIPLES AND RISKS" SECTION.
If you are subject to the federal alternative minimum tax, you should note that each of High Income Municipal, Intermediate Municipal Income, and Short-Intermediate Municipal Income may invest up to 100% of its assets in municipal securities issued to finance private activities. The interest from these investments is a tax-preference item for purposes of the tax. THE FOLLOWING INFORMATION REPLACES THE THIRD PARAGRAPH UNDER THE HEADING "LIMITED TERM BOND FUND."
Although Intermediate Bond can invest in securities of any maturity, the fund maintains a dollar-weighted average maturity of between three and ten years under normal conditions. In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated final maturity.
THE FOLLOWING INFORMATION REPLACES THE LAST SENTENCE OF THE THIRD PARAGRAPH UNDER THE HEADING "HIGH INCOME MUNICIPAL FUND."
Although the fund can invest in securities of any maturity, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to municipal bonds of comparable quality with maturities between 15 and 20 years.
THE FOLLOWING INFORMATION REPLACES THE LAST SENTENCE OF THE SECOND PARAGRAPH UNDER THE HEADING "LIMITED TERM TAX-EXEMPT FUND."
Intermediate Municipal Income may, under normal conditions, invest up to 100% of its assets in municipal securities subject to the federal alternative minimum tax.
THE FOLLOWING INFORMATION REPLACES THE THIRD PARAGRAPH UNDER THE HEADING "LIMITED TERM TAX-EXEMPT FUND."
Although the fund can invest in securities of any maturity, the fund maintains a dollar-weighted average maturity of between three and ten years under normal conditions. FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to municipal bonds with maturities between seven and ten years.
THE FOLLOWING INFORMATION REPLACES THE THIRD SENTENCE OF THE SECOND PARAGRAPH UNDER THE HEADING "SHORT-INTERMEDIATE TAX-EXEMPT FUND." Short-Intermediate Municipal Income may, under normal conditions, invest up to 100% of its assets in municipal securities subject to the federal alternative minimum tax.
THE FOLLOWING INFORMATION REPLACES THE THIRD PARAGRAPH UNDER THE HEADING "SHORT-INTERMEDIATE TAX-EXEMPT FUND."
Although Short-Intermediate Municipal Income can invest in securities of any maturity, the fund maintains a dollar-weighted average maturity of between two and five years under normal conditions.
THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION UNDER THE HEADING "OTHER EXPENSES" IN THE "BREAKDOWN OF EXPENSES" SECTION, BEGINNING ON PAGE 30.
PLEASE NOTE: CERTAIN OF THE FUNDS' 12B-1 FEES HAVE BEEN REDUCED. THE 12B-1 FEES FOR CLASS A OF THE EQUITY FUNDS HAVE BEEN REDUCED FROM 0.65% TO 0.50%; THE 12B-1 DISTRIBUTION FEES FOR CLASS B OF THE BOND FUNDS AND THE INTERMEDIATE-TERM BOND FUNDS HAVE BEEN REDUCED FROM 0.75% TO 0.65%; AND PAYMENTS MADE BY FMR TO FDC TO REIMBURSE FDC FOR PAYMENTS MADE TO THIRD PARTIES HAVE BEEN AUTHORIZED BY THE BOARD OF TRUSTEES.
OTHER EXPENSES  - CONTINUED
Class A of each of the Equity Funds currently pays FDC monthly at an annual rate of 0.50% of its average net assets throughout the month; Class A of each of the Bond Funds and the Intermediate-Term Bond Funds currently pays FDC monthly at an annual rate of 0.25% of its average net assets throughout the month; and Class A of each of the Short-Term Bond Funds currently pays FDC monthly at an annual rate of 0.15% of its average net assets throughout the month. Class A distribution fee rates may be increased only when the Trustees believe that it is in the best interests of Class A shareholders to do so.
 (PAGE 7 OF 9)
Up to the full amount of the Class A distribution fee may be reallowed to Investment Professionals based upon the level of marketing and distribution services provided.
Class B shares of each fund have also adopted a DISTRIBUTION AND SERVICE PLAN. Under the Class B Plans, Class B of each fund is authorized to pay FDC a monthly distribution fee as compensation for its services and expenses in connection with the distribution of Class B shares. Class B of each fund may pay FDC a distribution fee at an annual rate of up to 0.75% of its average net assets throughout the month, or such lesser amount as the Trustees may determine from time to time.
Class B of each of Overseas, Global Resources, Strategic Opportunities, and Equity Income currently pays FDC monthly at an annual rate of 0.75% of its average net assets throughout the month. Class B of each of the Bond Funds and the Intermediate-Term Bond Funds currently pays FDC monthly at an annual rate of 0.65% of its average net assets throughout the month. Class B distribution fee rates for each of the Bond Funds and Intermediate-Term Bond Funds may be increased only when the Trustees believe that it is in the best interests of the Class B shareholders to do so.
In addition, pursuant to each Class B Plan, Investment Professionals are compensated at an annual rate of 0.25% of average net assets of that fund's Class B for providing personal service to and/or maintenance of Class B shareholder accounts.
The Plans also specifically recognize that FMR may make payments from its management fee revenue, past profits, or other resources to reimburse FDC for payments made to Investment Professionals for their services to each class's shareholders and costs associated with promoting the funds. The Board of Trustees of each fund has authorized such payments.
THE FOLLOWING INFORMATION SUPPLEMENTS DISCUSSIONS OF INVESTING THROUGH AN INVESTMENT PROFESSIONAL IN THE "TYPES OF ACCOUNTS" SECTION, BEGINNING ON PAGE 34.
Your Investment Professional (including broker-dealers) may charge you a transaction fee with respect to the purchase and sale of fund shares.
THE FOLLOWING INFORMATION REPLACES THE SENTENCE BELOW THE "MINIMUM INVESTMENTS" TABLE IN THE "HOW TO BUY SHARES" SECTION, ON PAGE 35.
Purchase amounts of more than $100,000 will not be accepted for Class B shares.
THE FOLLOWING INFORMATION REPLACES THE SEVENTH PARAGRAPH UNDER THE HEADING "TAXES ON DISTRIBUTIONS" IN THE "DIVIDENDS, CAPITAL GAINS, AND TAXES" SECTION, BEGINNING ON PAGE 40.
The interest from some municipal securities is subject to the federal alternative minimum tax. Each of High Income Municipal, Intermediate Municipal Income, and Short-Intermediate Municipal Income may invest up to 100% of its assets in these securities. Individuals who are subject to the tax must report this interest on their tax returns.
THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION IN THE "TRANSACTION DETAILS" SECTION, BEGINNING ON PAGE 41.
TRANSACTION DETAILS  - CONTINUED
THE OFFERING PRICE (price to buy one share) is the applicable class's NAV, plus a sales charge for Class A shares. Class A has a maximum sales charge of 3.50% of the offering price for the Equity Funds; 3.50% of the offering price for the Bond Funds; 2.75% of the offering price for the Intermediate-Term Bond Funds; and 1.50% of the offering price for the Short-Term Bond Funds. The REDEMPTION PRICE (price to sell one share) is the applicable class's NAV, minus any applicable CDSC for Class B shares.
 (PAGE 8 OF 9)
SALES CHARGES AND INVESTMENT PROFESSIONAL
CONCESSIONS - CLASS A
EQUITY FUNDS:          Sales Charge as % of:               Investment
                                                           Profession
                                                           al
                                                           Concession
                                                           as % of
                                                           Offering
                                                           Price

                        Offering               Net
                       Price                   Amount
                                               Invested

Up to $49,999           3.50%                   3.63%       3.00%

$50,000 to $99,999      3.00%                   3.09%       2.50%

$100,000 to $249,999    2.50%                   2.56%       2.00%

$250,000 to $499,999    1.50%                   1.52%       1.25%

$500,000 to $999,999    1.00%                   1.01%       0.75%

$1,000,000 or more     None                    None        See
                                                           Below[A]

BOND FUNDS:            Sales Charge as % of:               Investment
                                                           Profession
                                                           al
                                                           Concession
                                                           as % of
                                                           Offering
                                                           Price

                        Offering               Net
                       Price                   Amount
                                               Invested

Up to $49,999           3.50%                   3.63%       3.00%

$50,000 to $99,999      3.00%                   3.09%       2.50%

$100,000 to $249,999    2.50%                   2.56%       2.00%

$250,000 to $499,999    1.50%                   1.52%       1.25%

$500,000 to $999,999    1.00%                   1.01%       0.75%

$1,000,000 or more     None                    None        See
                                                           Below[A]

INTERMEDIATE-TERM BOND FUNDS:   Sales Charge as % of:               Investment
                                                                    Profession
                                                                    al
                                                                    Concession
                                                                    as % of
                                                                    Offering
                                                                    Price

                                 Offering               Net
                                Price                   Amount
                                                        Invested

Up to $49,999                    2.75%                   2.83%       2.25%

$50,000 to $99,999               2.25%                   2.30%       2.00%

$100,000 to $249,999             1.75%                   1.78%       1.50%

$250,000 to $499,999             1.50%                   1.52%       1.25%

$500,000 to $999,999             1.00%                   1.01%       0.75%

$1,000,000 or more              None                    None        See
                                                                    Below[A]

SHORT-TERM BOND FUNDS:   Sales Charge as % of:               Investment
                                                             Profession
                                                             al
                                                             Concession
                                                             as % of
                                                             Offering
                                                             Price

                          Offering               Net
                         Price                   Amount
                                                 Invested

Up to $499,999            1.50%                   1.52%       1.25%

$500,000 to $999,999      1.00%                   1.01%       0.75%

$1,000,000 or more       None                    None        See
                                                             Below[A]

[A] INVESTMENT PROFESSIONALS WILL BE COMPENSATED WITH A FEE OF 0.25% FOR PURCHASES OF $1 MILLION OR MORE IF THE ASSETS ON WHICH THE 0.25% IS PAID REMAIN WITHIN THE FIDELITY ADVISOR FUNDS OR CERTAIN MONEY MARKET FUNDS (AS DEFINED BELOW) FOR AT LEAST ONE YEAR. PURCHASES THROUGH A BANK OR BANK-AFFILIATED BROKER-DEALER THAT QUALIFY FOR A SALES CHARGE WAIVER DESCRIBED BEGINNING ON PAGE 44 ARE NOT ELIGIBLE FOR THIS FEE. ALL ASSETS ON WHICH THE 0.25% FEE IS PAID MUST REMAIN IN CLASS A SHARES OF THE FIDELITY ADVISOR FUNDS, INITIAL CLASS SHARES OF DAILY MONEY FUND: U.S. TREASURY PORTFOLIO OR DAILY MONEY FUND: MONEY MARKET PORTFOLIO, OR SHARES OF DAILY TAX-EXEMPT MONEY FUND FOR A PERIOD OF AT LEAST ONE UNINTERRUPTED YEAR, OR THE INVESTMENT PROFESSIONAL WILL BE REQUIRED TO REFUND THIS FEE TO FDC. SHARES HELD BY AN INSURANCE COMPANY SEPARATE ACCOUNT WILL BE AGGREGATED AT THE CLIENT (E.G., THE CONTRACT HOLDER OR PLAN SPONSOR) LEVEL, NOT AT THE SEPARATE ACCOUNT LEVEL. UPON REQUEST, ANYONE CLAIMING ELIGIBILITY FOR THE 0.25% FEE WITH RESPECT TO SHARES HELD BY AN INSURANCE COMPANY SEPARATE ACCOUNT MUST PROVIDE FDC ACCESS TO RECORDS DETAILING PURCHASES AT THE CLIENT LEVEL.
CONTINGENT DEFERRED SALES CHARGE. Class B shares may, upon redemption, be assessed a CDSC based on the following schedules:
EQUITY FUNDS THAT OFFER CLASS B SHARES:

From Date of Purchase                     Contingent
                                          Deferred
                                          Sales Charge

Less than 1 year                    4%

1 year to less than 2 years         3%

2 years to less than 3 years        3%

3 years to less than 4 years        2%

4 years to less than 5 years        1%

5 years to less than 6 years [A]    0%

BOND FUNDS:

From Date of Purchase   Contingent
                        Deferred
                        Sales Charge

Less than 1 year                    4%

1 year to less than 2 years         3%

2 years to less than 3 years        3%

3 years to less than 4 years        2%

4 years to less than 5 years        1%

5 years to less than 6 years [A]    0%

INTERMEDIATE-TERM BOND FUNDS:

From Date of Purchase           Contingent
                                Deferred
                                Sales Charge

Less than 1 year                    3%

1 year to less than 2 years         2%

2 years to less than 3 years        1%

3 years to less than 4 years [B]    0%

[A] AFTER A MAXIMUM HOLDING PERIOD OF SIX YEARS, CLASS B SHARES WILL CONVERT AUTOMATICALLY TO CLASS A SHARES OF THE SAME FIDELITY ADVISOR FUND. [B] AFTER A MAXIMUM HOLDING PERIOD OF FOUR YEARS, CLASS B SHARES WILL CONVERT AUTOMATICALLY TO CLASS A SHARES OF THE SAME FIDELITY ADVISOR FUND. When exchanging Class B shares of one fund for Class B shares of another Fidelity Advisor fund or Class B shares of Daily Money Fund: U.S. Treasury Portfolio, your Class B shares retain the CDSC schedule in effect when they were originally purchased.
Investment Professionals with whom FDC has agreements receive as compensation from FDC a concession equal to 3.00% (2.00% for the Intermediate-Term Bond Funds) of your purchase of Class B shares. CONVERSION FEATURE. After a maximum holding period of six years from the initial date of purchase (four years for the Intermediate-Term Bond Funds), Class B shares and any capital appreciation associated with those shares, convert automatically to Class A shares of the same Fidelity Advisor fund. Conversion to Class A shares will be made at NAV. At the time of conversion, a portion of the Class B shares purchased through the reinvestment of dividends or capital gains (Dividend Shares) will also convert to Class A shares. The portion of Dividend Shares that will convert is determined by the ratio of your converting Class B non-Dividend Shares to your total Class B non-Dividend Shares.
 (PAGE 9 OF 9)
THE FOLLOWING INFORMATION REPLACES THE FIRST PARAGRAPH AND THE FOURTH BULLET, RESPECTIVELY, IN THE "EXCHANGE RESTRICTIONS" SECTION, BEGINNING ON PAGE 43.
As a shareholder, you have the privilege of exchanging Class A or Class B shares of a fund for the same class of shares of other Fidelity Advisor funds at NAV; Class A shares for Initial Class shares of Daily Money Fund:
U.S. Treasury Portfolio or Daily Money Fund: Money Market Portfolio, or shares of Daily Tax-Exempt Money Fund; and Class B shares for Class B shares of Daily Money Fund: U.S. Treasury Portfolio.
(small solid bullet) If you have held Class A shares of Short Fixed-Income or Short-Intermediate Municipal Income for less than six months and you exchange into Class A of another Advisor fund, you pay the difference between that fund's Class A front-end sales charge and any Class A front-end sales charge you may have previously paid in connection with the shares you are exchanging.
PLEASE NOTE: THE MINIMUM AMOUNT NEEDED TO QUALIFY FOR A QUANTITY DISCOUNT ON CERTAIN OF THE FUNDS HAS BEEN REDUCED. THE FOLLOWING INFORMATION REPLACES THE THIRD AND FOURTH PARAGRAPHS OF THE "SALES CHARGE REDUCTIONS AND WAIVERS" SECTION, BEGINNING ON PAGE 44.
QUANTITY DISCOUNTS apply to purchases of Class A shares of a single Fidelity Advisor fund or to combined purchases of Class A and Class B shares of any Fidelity Advisor fund, and to purchases of Initial Class shares and Class B shares of Daily Money Fund: U.S. Treasury Portfolio, Initial Class shares of Daily Money Fund: Money Market Portfolio, and shares of Daily Tax-Exempt Money Fund acquired by exchange from any Fidelity Advisor fund. The minimum investment eligible for a quantity discount is $50,000, except that the minimum for the Short-Term Bond Funds is $500,000.
To qualify for a quantity discount, investing in a fund's Class A shares for several accounts at the same time will be considered a single transaction (Combined Purchase), as long as shares are purchased through one Investment Professional and the total is at least $50,000 (or at least $500,000 for the Short-Term Bond Funds).

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This page intentionally left blank

SUPPLEMENT TO FIDELITY  ADVISOR FUNDS CLASS A, CLASS B AND INSTITUTIONAL
CLASS
STATEMENT OF ADDITIONAL INFORMATION
DATED JUNE 30, 1995
EFFECTIVE JANUARY 1, 1996, CERTAIN OF THE FUNDS' NAMES HAVE BEEN CHANGED:
ADVISOR EQUITY PORTFOLIO GROWTH FUND HAS BEEN RENAMED ADVISOR EQUITY GROWTH FUND, ADVISOR LIMITED TERM BOND FUND HAS BEEN RENAMED ADVISOR INTERMEDIATE BOND FUND, ADVISOR LIMITED TERM TAX-EXEMPT FUND HAS BEEN RENAMED ADVISOR INTERMEDIATE MUNICIPAL INCOME FUND, AND ADVISOR SHORT-INTERMEDIATE TAX-EXEMPT FUND HAS BEEN RENAMED ADVISOR SHORT-INTERMEDIATE MUNICIPAL INCOME FUND.
EFFECTIVE JANUARY 1, 1996, CERTAIN OF THE FUNDS' FRONT-END SALES CHARGES, CONTINGENT DEFERRED SALES CHARGES AND 12B-1 FEES HAVE BEEN REDUCED.
CERTAIN OF THE FUNDS' CONTINGENT DEFERRED SALES CHARGE SCHEDULES HAVE BEEN SHORTENED. PAYMENTS MADE BY FMR TO FDC TO REIMBURSE FDC FOR PAYMENTS MADE TO THIRD PARTIES HAVE BEEN AUTHORIZED BY THE BOARD OF TRUSTEES.
THE FOLLOWING INFORMATION SUPPLEMENTS INFORMATION IN THE "PERFORMANCE" SECTION, BEGINNING ON PAGE 44.
All historical load adjusted performance figures do not reflect applicable sales load and 12b-1 fee reductions for certain classes of shares and would have been higher if these reductions had been reflected in these performance figures. Class A shares have a maximum front-end sales charge of 3.50% for Overseas, Equity Growth, Global Resources, Growth Opportunities, Strategic Opportunities, Equity Income, and Income & Growth (the Equity Funds); 3.50% for Emerging Markets Income, High Yield, Strategic Income, Government Investment, and High Income Municipal (the Bond Funds); 2.75% for Intermediate Bond and Intermediate Municipal Income (the Intermediate-Term Bond Funds); and 1.50% for Short Fixed-Income and Short-Intermediate Municipal Income (the Short-Term Bond Funds). Class B shares have a contingent deferred sales charge (CDSC) upon redemption: maximum CDSC is 4.00% for all funds except the Intermediate-Term Bond Funds which have a maximum CDSC of 3.00%. See below for information on 12b-1 fees.
THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "ADDITIONAL PURCHASE, EXCHANGE, AND REDEMPTION INFORMATION" SECTION, BEGINNING ON PAGE 66.
CLASS A SHARES ONLY
Pursuant to Rule 22d-1 under the 1940 Act, FDC exercises its right to waive Class A's maximum 3.50% (the Equity Funds and the Bond Funds); 2.75% (the Intermediate-Term Bond Funds); or 1.50% (the Short-Term Bond Funds) front-end sales charge in connection with the fund's merger with or acquisition of any investment company or trust. In addition, FDC has chosen to waive Class A's front-end sales charge in certain instances because of efficiencies involved in those sales of shares.
CLASS A AND CLASS B SHARES ONLY
LETTER OF INTENT. You may obtain Class A shares at the same reduced front-end sales charge by filing a non-binding Letter of Intent (the Letter) within 90 days of the start of Class A purchases. Each Class A investment you make after signing the Letter will be entitled to the front-end sales charge applicable to the total investment indicated in the Letter. For example, a $2,500 purchase of Class A shares toward a $50,000 Letter would receive the same reduced sales charge as if the $50,000 ($500,000 for the Short-Term Bond Funds) had been invested at one time. To ensure that you receive a reduced front-end sales charge on future purchases, you or your Investment Professional must inform the transfer agent that the Letter is in effect each time Class A shares are purchased. Reinvested income and capital gain distributions do not count toward the completion of the Letter.
THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "DISTRIBUTION AND SERVICE PLANS" SECTION, BEGINNING ON PAGE 83.
Pursuant to the Class A Plans, FDC is paid a distribution fee as a percentage of Class A's average net assets at an annual rate of up to 0.75% for Equity Growth and Equity Income; up to 0.65% for each of Overseas, Growth Opportunities, Global Resources, Strategic Opportunities, and Income & Growth; up to 0.40% for Emerging Markets Income, High Yield, Strategic Income, Intermediate Bond, Government Investment, High Income Municipal, Intermediate Municipal Income, and Short-Intermediate Municipal Income; and up to 0.15% for Short Fixed-Income. Pursuant to the Class B Plans, FDC is paid a distribution fee as a percentage of Class B's average net assets at an annual rate of up to 0.75% for each fund with Class B shares. For the purpose of calculating the distribution fees, average net assets are determined as of the close of business in each day throughout the month, but excluding assets attributable to Class A shares of Equity Growth, Equity Income, Emerging Markets Income, Strategic Opportunities and Overseas purchased more than 144 months prior to such day. Currently, the Trustees have approved a distribution fee for Class A at an annual rate of 0.50% for the Equity Funds; 0.25% for the Bond Funds and the Intermediate-Term Bond Funds; and 0.15% for the Short-Term Bond Funds. Currently, the Trustees have approved a distribution fee for Class B at an annual rate of 0.75% for Overseas, Global Resources, Strategic Opportunities and Equity Income; and 0.65% for the Bond Funds and Intermediate-Term Bond Funds. These fees may be increased only when, in the opinion of the Trustees, it is in the best interests of the shareholders of the applicable class to do so. Class B of each fund also pays Investment Professionals a service fee at an annual rate of 0.25% of its average daily net assets determined at the close of business on each day throughout the month for personal service and/or the maintenance of shareholder accounts.

Under each Plan, if the payment of management fees by the funds to FMR is deemed to be indirect financing by the funds of the distribution of their shares, such payment is authorized by the Plans. Each Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its resources from any other source, to reimburse FDC for expenses incurred in connection with the distribution of the applicable class, including payments made to third parties that assist in selling shares of the applicable class of each fund or to third parties, including banks, that render shareholder support services. The Trustees have authorized such payments for all classes of the funds.
No third party payments were made by FMR in fiscal 1994, 1993, and 1992 under the Institutional Class Plans.
 PAGE 2 of 2
ACOM-ptb-1295 (PAGE 2 OF 2) December 15, 1995